Segment Information - Performance and Making Key Decisions Regarding Resource Allocation, the CODM Reviews (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026
Segment Reporting [Line Items]
Cash	$ 711,805	$ 1,277,337	$ 711,805
Cash and marketable securities held in Trust Account	235,596,242	231,467,889	235,596,242
General and administrative costs	1,281,804	1,260,211	1,555,530
Interest earned on marketable securities held in Trust Account	2,119,699	1,376,013	4,128,353
Operating and formation costs		236,214
Single Reportable Segment [Member]
Segment Reporting [Line Items]
Cash	711,805	1,277,337	711,805
Cash and marketable securities held in Trust Account	235,596,242	$ 231,467,889	235,596,242
General and administrative costs	1,281,804		1,555,530
Interest earned on marketable securities held in Trust Account	$ 2,119,699		$ 4,128,353